Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 24,183	£ 20,199
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	1,780	1,855
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued to Santander UK plc/subsidiaries as collateral	500	500
Santander UK plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 751	£ 767